UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)1

[1]

On October 26, 2020, BlackRock New York Municipal Bond Trust (the “Non-Surviving Fund”) was merged into BlackRock New York Municipal Opportunities Fund, a series of BlackRock Multi-State Municipal Series Trust (Investment Company Act file no. 811-04375, CIK no. 0000774013) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21037
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock New York Municipal Bond Trust

=================== BlackRock New York Municipal Bond Trust ====================

On October 26, 2020, BlackRock New York Municipal Bond Trust (the
"Non-Surviving Fund") was merged into BlackRock New York Municipal
Opportunities Fund, a series of BlackRock Multi-State Municipal Series Trust
(Investment Company Act file no. 811-04375, CIK no. 0000774013) (the "Surviving
Fund"). The voting record of the Non-Surviving Fund can be found in the
Surviving Fund's Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date:	August 27, 2021